employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2021 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 468
2 years hence
employee future benefits
Estimated future benefit payments	478
3 years hence
employee future benefits
Estimated future benefit payments	484
4 years hence
employee future benefits
Estimated future benefit payments	490
5 years hence
employee future benefits
Estimated future benefit payments	497
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,561
Funded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	457
Funded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	467
Funded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	473
Funded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	478
Funded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	485
Funded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,492
Unfunded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	11
Unfunded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	11
Unfunded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	11
Unfunded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 69